UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



    1.  Name and address of issuer:

        Thompson Plumb Funds, Inc.
        1200 John Q. Hammons Dr., 5th Floor
        Madison, WI  53717

    2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

    3.  Investment Company Act File Number:              811-4946

        Securities Act File Number:                       33-6418

 4(a).  Last day of fiscal year for which this Form is filed:

                                                November 30, 1999

 4(b).  [   ] Check box if this Form is being filed late (i.e.
              more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

        Note : If the Form is being filed late, interest must be paid on the registration fee due.

 4(c).  [   ] Check box if this is the last time the issuer will
              be filing this Form.

    5.  Calculation of registration fee:

        (i) Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):                   $ 47,722,729.83

       (ii) Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:              $ 36,882,031.24

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used
            to reduce registration fees
            payable to the Commission:    $ -0-

       (iv) Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                   - $ 36,882,031.24

        (v) Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                                  $ 10,840,698.59

       (vi) Redemption credits available
            for use in future years - if
            Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv)
            from Item 5(i)]:              $ -0-

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9):                            x .000264

     (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):              = $ 2,861.94

    6. Prepaid Shares

       If the response to Item 5(i) was determined by deducting
       an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
       of securities (number of shares or other units) deducted
       here:                                                   -0-
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
       years, then state that number here:                     -0-

    7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
       (see Instruction D)                             + $ -0-

    8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                       = $ 2,861.94

    9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                  January 27, 2000


          Method of Delivery:

                             [ X ] Wire Transfer

                             [   ] Mail or other means



                          SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)* __________________________________

                           /s/ Thomas G. Plumb

                           Thomas G. Plumb, President / Treasurer

     Date  02/01/00

     *Please print the name and title of the signing officer below the signature.